Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit before income tax	¥ 8,712	¥ 6,045	¥ 4,373
Adjustments for:
Depreciation and amortization	978	1,004	1,160
Impairment of long-term investments	64	23
Loss allowance for expected credit losses (Note 20)	17	17	47
Non-cash employee benefits expense – share based payments (Note 8)	596	649	665
Fair value gains on investments (Note 7)	(12)		(26)
Fair value gains on financial liabilities			(17)
Net (gains)/losses in relation to equity investments (Note 7)	50	(12)	(1)
Dividend income (Note 7)	(17)	(15)	(14)
Gains of step-up acquisition arising from business combination (Note 7)	(29)	(4)	(141)
Share of profit of associates and joint ventures (Note 17)	(96)	(127)	(38)
Interest income	(1,196)	(1,052)	(711)
Interest expenses	124	124	115
Net exchange differences	(30)	17	(7)
Decrease/(increase) in accounts receivable	(539)	(204)	906
Decrease/(increase) in inventories	(15)	7	10
(Increase)/decrease in other operating assets	72	85	(17)
Increase in accounts payable	1,845	52	663
Increase in other operating liabilities	193	846	659
Cash generated from operations	¥ 10,717	¥ 7,455	¥ 7,627